CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net Income for the Year	$ 31,094,407	$ 38,508,477	$ 48,946,578
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Income or Loss from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	87,192	(276,475)	805,435
Income / (Loss) for the Year from Financial Instruments at Fair Value with Changes through OCI	125,229	(478,622)	1,279,326
Income tax	(38,037)	202,147	(473,891)
Other Comprehensive (Loss) / Income	(3,993)	(8,343)	22,025
Other Comprehensive (Loss) / Income	(3,993)	(25,754)	31,463
Income tax	0	17,411	(9,438)
Total Other Comprehensive Income / (Loss) that may be Reclassified to Profit or Loss for the Year	83,199	(284,818)	827,460
Total Other Comprehensive Income / (Loss)	83,199	(284,818)	827,460
Total Comprehensive Income	31,177,606	38,223,659	49,774,038
Total Comprehensive Income Attributable to Parent company´s owners	31,177,606	37,708,787	49,545,953
Total Comprehensive Income Attributable to Non-controlling Interests	$ 0	$ 514,872	$ 228,085